Basic and Diluted Net Loss Per Share - Schedule of Computation of Diluted Net Income (Loss) Per Share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Total common stock equivalents	157,645,607	163,856,973	165,647,549	125,187,005
Common Stock Warrants [Member]
Total common stock equivalents	118,148,846	127,018,546	127,434,122	88,365,036
Common Stock Options [Member]
Total common stock equivalents	39,496,761	36,838,427	38,213,427	36,821,969